STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Loss from operations	$ (894,289)	$ (2,634,162)	$ (3,248,689)	$ (4,773,008)	$ (1,125,460)	$ (6,943,312)
Other income (expense), net
Change in fair value of warrants and derivatives	(362,000)	24,916,621	10,956,082	14,433,236	(7,487,000)	12,722,918
Total other income (expense), net	$ (7,742,269)	$ 24,922,423	3,688,936	14,494,246	$ (8,062,897)	12,789,815
TEMPO AUTOMATION INC
Revenue			9,146,000	13,354,000		17,361,000	$ 18,724,000
Cost of revenue			8,141,000	10,696,000		14,578,000	14,098,000
Gross profit			1,005,000	2,658,000		2,783,000	4,626,000
Operating expenses
Research and development			8,317,000	6,538,000		9,904,000	6,690,000
Sales and marketing			7,363,000	6,504,000		9,817,000	7,892,000
General and administrative			9,992,000	12,098,000		16,376,000	8,613,000
Total operating expenses			25,969,000	25,140,000		36,097,000	23,195,000
Loss from operations			(24,964,000)	(22,482,000)		(33,314,000)	(18,569,000)
Other income (expense), net
Interest expense			(6,902,000)	(2,069,000)		(3,686,000)	(630,000)
Other financing cost			(30,793,000)			(8,955,000)
Gain on PPP loan forgiveness				2,500,000		2,500,000
Loss on debt extinguishment			(38,939,000)			(319,000)
Interest income			7,000	3,000		3,000	49,000
Change in fair value of warrants and derivatives			5,674,000	(2,340,000)		(4,242,000)	47,000
Total other income (expense), net			(71,554,000)	(1,906,000)		(14,699,000)	(534,000)
Loss before income taxes			(96,518,000)	(24,388,000)		(48,013,000)	(19,103,000)
Income tax provision							1,000
Net loss			$ (96,518,000)	$ (24,388,000)		$ (48,013,000)	$ (19,104,000)
Basic net loss per share			$ (9.58)	$ (2.48)		$ (4.89)	$ (1.96)
Diluted net loss per share			$ (9.58)	$ (2.48)		$ (4.89)	$ (1.96)
Weighted average shares outstanding, basic			10,072,318	9,815,806		9,819,576	9,755,174
Weighted average shares outstanding, diluted			10,072,318	9,815,806		9,819,576	9,755,174